Note 12 - Real Estate Development Project and Related Transactions (Details Textual) $ in Millions		1 Months Ended	12 Months Ended
	Feb. 18, 2011	Dec. 31, 2011 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Payment Guarantee [Member]
Guarantor Obligations, Maximum Exposure, Undiscounted			$ 7.0
Guarantee Type, Other [Member]
Guarantor Obligations, Maximum Exposure, Undiscounted			6.0
Deferred Revenue and Other Non-current Liabilities [Member]
Guarantor Obligations, Current Carrying Value			1.1
Accrued Expenses [Member]
Guarantor Obligations, Current Carrying Value			0.2
Other Assets [Member] | Master Tenant [Member]
Equity Method Investments				$ 3.9
Real Estate LLC [Member]
Proceeds from Other Debt		$ 7.6
Debt Instrument, Interest Rate, Stated Percentage		1.10%
Master Tenant [Member]
Equity Method Investment, Realized Gain (Loss) on Disposal			(0.3)
SEC Schedule III, Real Estate, Improvements			$ 30.9
Number of Existing Buildings Developed			2
Buyout Option Period, Minimum	7 years
Other Receivables Historic Tax Credit				$ 3.5
Number of Guarantees Related to Project Development			2
Guarantor Obligations, Current Carrying Value			$ 1.3
Loans Receivable, Gross, Commercial, Real Estate		$ 7.6
Interest on Unrelated Party Note Receivable, Percentage		1.00%
Proceeds from Noncontrolling Interests		$ 2.2
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		2.00%
Term to Reacquire Real Estate Interest Sold		7 years